LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS - 69.4%	Shares	Value
Aerospace & Defense - 2.6%
Honeywell International, Inc.	6,100	$1,324,127
L3Harris Technologies, Inc.	6,300	1,276,884
Teledyne Technologies Inc. (a)	1,700	703,205
		3,304,216
Banks - 3.7%
Bank of America Corp.	55,000	2,127,950
Cullen/Frost Bankers, Inc.	11,900	1,294,244
Zions Bancorp N.A.	23,500	1,291,560
		4,713,754
Beverages - 1.9%
The Coca-Cola Co.	28,100	1,481,151
PepsiCo, Inc.	6,700	947,715
		2,428,866
Biotechnology - 1.3%
Charles River Laboratories International, Inc. (a)	5,700	1,652,031

Chemicals - 5.8%
Air Products and Chemicals, Inc.	5,000	1,406,700
Corteva, Inc.	20,358	949,090
DuPont de Nemours, Inc.	13,658	1,055,490
Ecolab, Inc.	5,900	1,263,013
FMC Corp.	12,600	1,393,686
Linde PLC (b)	5,200	1,456,728
		7,524,707
Commercial Services & Supplies - 2.8%
Cintas Corp.	4,000	1,365,240
Waste Connections, Inc. (b)	9,500	1,025,810
Waste Management, Inc.	10,000	1,290,200
		3,681,250
Communications Equipment - 1.6%
QUALCOMM, Inc.	15,300	2,028,627

Computers & Peripherals - 1.8%
Apple, Inc.	19,200	2,345,280

Construction Materials - 1.1%
Martin Marietta Materials, Inc.	4,100	1,376,862

Diversified Financials - 2.2%
JPMorgan Chase & Co.	11,500	1,750,645
Moody's Corp.	3,800	1,134,718
		2,885,363
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	32,189	974,361
Verizon Communications, Inc.	15,841	921,154
		1,895,515
Electrical Equipment & Instruments - 1.9%
Emerson Electric Co.	13,400	1,208,948
Rockwell Automation, Inc.	4,500	1,194,480
		2,403,428
Electronic Equipment & Instruments - 1.5%
National Instruments Corp.	12,800	552,768
Trimble, Inc. (a)	18,100	1,407,999
		1,960,767
Food & Drug Retailing - 0.8%
Walmart, Inc.	7,900	1,073,057

Food Products - 0.3%
Mondelez International, Inc. - Class A	6,400	374,592

Health Care Equipment & Supplies - 4.0%
Alcon, Inc. (a)(b)	20,800	1,459,744
Danaher Corp.	6,000	1,350,480
PerkinElmer, Inc.	10,100	1,295,729
Thermo Fisher Scientific, Inc.	2,400	1,095,312
		5,201,265
Household Products - 1.7%
Colgate-Palmolive Co.	11,900	938,077
Kimberly-Clark Corp.	6,000	834,300
The Procter & Gamble Co.	3,500	474,005
		2,246,382
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	450	1,392,336

IT Consulting & Services - 4.5%
Black Knight, Inc. (a)	18,400	1,361,416
Broadridge Financial Solutions, Inc.	10,200	1,561,620
PayPal Holdings, Inc. (a)	6,600	1,602,744
Visa, Inc. - Class A	6,100	1,291,553
		5,817,333
Machinery - 1.4%
Fortive Corp.	10,100	713,464
Xylem, Inc.	11,000	1,156,980
		1,870,444
Media & Entertainment - 5.7%
Alphabet, Inc. - Class C (a)	875	1,810,051
Facebook, Inc. - Class A (a)	4,700	1,384,291
Pinterest, Inc. - Class A (a)	32,850	2,431,886
The Walt Disney Co. (a)	9,500	1,752,940
		7,379,168
Metals & Mining - 0.7%
Newmont Goldcorp Corp.	15,000	904,050

Oil & Gas & Consumable Fuels - 3.1%
Cabot Oil & Gas Corp.	25,900	486,402
Chevron Corp.	11,295	1,183,603
ConocoPhillips	17,900	948,163
EOG Resources, Inc.	5,800	420,674
Pioneer Natural Resources Co.	6,100	968,802
		4,007,644
Oil, Gas & Consumable Fuels - 0.5%
Kinder Morgan, Inc.	40,000	666,000

Personal Products - 0.9%
The Estee Lauder Cos., Inc. - Class A	4,000	1,163,400

Pharmaceuticals - 3.5%
Abbott Laboratories	10,800	1,294,272
Merck & Co., Inc.	16,400	1,264,276
Pfizer, Inc.	18,100	655,763
Zoetis, Inc.	8,626	1,358,423
		4,572,734
Real Estate Investment Trusts - 1.1%
American Tower Corp.	5,900	1,410,454

Road & Rail - 1.0%
Union Pacific Corp.	5,700	1,256,337

Software - 4.9%
Adobe, Inc. (a)	2,500	1,188,425
Microsoft Corp.	9,800	2,310,546
Oracle Corp.	17,800	1,249,026
salesforce.com, Inc. (a)	7,400	1,567,838
		6,315,835
Software & Services - 1.1%
Akamai Technologies, Inc. (a)	13,800	1,406,220

Specialty Retail - 1.3%
The Home Depot, Inc.	5,300	1,617,825

Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. - Class B	10,800	1,435,212
VF Corp.	16,700	1,334,664
		2,769,876
TOTAL COMMON STOCKS
(Cost $50,761,440)		89,645,618

	Principal
CORPORATE BONDS - 29.0%	Amount
Aerospace & Defense - 1.7%
Honeywell International, Inc.:
2.300%, 08/15/2024
Callable 07/15/2024	$250,000	264,841
1.350%, 06/01/2025
Callable 05/01/2025	750,000	760,614
L3Harris Technologies, Inc.
3.850%, 06/15/2023
Callable 05/15/2023	850,000	907,266
Raytheon Technologies Corp.
3.700%, 12/15/2023
Callable 09/15/2023	250,000	268,865
		2,201,586
Air Freight & Logistics - 0.5%
United Parcel Service, Inc.
2.450%, 10/01/2022	600,000	618,837

Banks - 2.1%
Bank of America Corp.
3.300%, 01/11/2023	500,000	525,403
Comerica Bank
2.500%, 07/23/2024	300,000	317,439
Comerica, Inc.
3.700%, 07/31/2023
Callable 06/30/2023	475,000	508,313
The Bank of New York Mellon Corp.
2.200%, 08/16/2023
Callable 06/16/2023	200,000	208,082
Truist Bank:
3.200%, 04/01/2024
Callable 03/01/2024	250,000	268,076
4.050%, 11/03/2025
Callable 09/03/2025	385,000	429,933
3.300%, 05/15/2026
Callable 04/15/2026	400,000	433,393
		2,690,639
Beverages - 0.7%
PepsiCo, Inc.:
3.000%, 08/25/2021	415,000	419,525
2.375%, 10/06/2026
Callable 07/06/2026	435,000	461,059
		880,584
Biotechnology - 1.5%
AbbVie, Inc.:
2.850%, 05/14/2023
Callable 03/14/2023	250,000	260,825
3.200%, 05/14/2026
Callable 02/14/2026	600,000	648,640
Amgen, Inc.:
2.700%, 05/01/2022
Callable 03/01/2022	325,000	330,699
3.625%, 05/22/2024
Callable 02/22/2024	250,000	270,009
2.600%, 08/19/2026
Callable 05/19/2026	450,000	473,048
		1,983,221
Chemicals - 0.9%
Air Products and Chemicals, Inc.
1.850%, 05/15/2027
Callable 03/15/2027	675,000	682,545
Ecolab, Inc.
3.250%, 01/14/2023
Callable 11/14/2022	500,000	521,806
		1,204,351
Communications Equipment - 1.1%
Cisco Systems, Inc.
2.200%, 09/20/2023
Callable 07/20/2023	750,000	784,181
QUALCOMM, Inc.
2.900%, 05/20/2024
Callable 03/20/2024	600,000	639,956
		1,424,137
Computers & Peripherals - 0.3%
Apple, Inc.:
2.500%, 02/09/2025	250,000	264,587
3.200%, 05/13/2025	55,000	59,687
		324,274
Consumer Finance - 0.6%
American Express Co.:
3.400%, 02/27/2023
Callable 01/27/2023	125,000	131,595
3.700%, 08/03/2023
Callable 07/03/2023	300,000	321,226
3.000%, 10/30/2024
Callable 09/29/2024	350,000	375,868
		828,689
Diversified Financials - 0.7%
JPMorgan Chase & Co.:
3.250%, 09/23/2022	100,000	104,365
3.375%, 05/01/2023	225,000	238,187
3.875%, 02/01/2024	275,000	299,731
3.200%, 06/15/2026
Callable 03/15/2026	200,000	216,261
		858,544
Diversified Telecommunication Services - 1.2%
AT&T, Inc.
3.400%, 05/15/2025
Callable 02/15/2025	750,000	813,660
Verizon Communications, Inc.:
2.450%, 11/01/2022
Callable 08/01/2022	500,000	513,634
3.500%, 11/01/2024
Callable 08/01/2024	250,000	271,469
		1,598,763
Electrical Equipment & Instruments - 1.2%
Emerson Electric Co.:
2.625%, 02/15/2023
Callable 11/15/2022	400,000	414,772
3.150%, 06/01/2025
Callable 03/01/2025	200,000	215,464
Roper Technologies, Inc.:
2.800%, 12/15/2021
Callable 11/15/2021	600,000	609,092
1.000%, 09/15/2025
Callable 08/15/2025	250,000	245,829
		1,485,157
Electronic Equipment & Instruments - 0.4%
Trimble, Inc.
4.150%, 06/15/2023
Callable 05/15/2023	500,000	534,243

Food & Drug Retailing - 0.8%
Walmart, Inc.:
2.350%, 12/15/2022
Callable 11/15/2022	300,000	310,574
3.550%, 06/26/2025
Callable 04/26/2025	700,000	771,786
		1,082,360
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.
1.375%, 06/20/2027
Callable 04/20/2027	690,000	687,819

Health Care Equipment & Supplies - 0.2%
Danaher Corp.
3.350%, 09/15/2025
Callable 06/15/2025	250,000	272,908

Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.:
3.625%, 05/20/2021	100,000	100,423
1.450%, 09/01/2025
Callable 08/01/2025	500,000	504,998
		605,421
Internet & Catalog Retail - 0.7%
Amazon.com, Inc.:
3.300%, 12/05/2021
Callable 10/05/2021	695,000	705,572
1.200%, 06/03/2027
Callable 04/03/2027	260,000	254,799
		960,371
IT Services - 0.4%
Visa, Inc.
1.900%, 04/15/2027
Callable 02/15/2027	500,000	512,069

Machinery - 0.6%
Illinois Tool Works, Inc.
3.500%, 03/01/2024
Callable 12/01/2023	715,000	773,300

Media & Entertainment - 1.2%
Alphabet, Inc.:
3.375%, 02/25/2024	600,000	650,886
1.998%, 08/15/2026
Callable 05/15/2026	200,000	208,101
The Walt Disney Co.
1.750%, 08/30/2024
Callable 07/30/2024	665,000	687,012
		1,545,999
Oil & Gas & Consumable Fuels - 3.2%
Chevron Corp.:
2.411%, 03/03/2022
Callable 01/03/2022	500,000	508,245
1.995%, 05/11/2027
Callable 03/11/2027	400,000	409,078
ConocoPhillips
2.400%, 12/15/2022
Callable 09/15/2022	490,000	503,958
Enterprise Products Operating, LLC
3.750%, 02/15/2025
Callable 11/15/2024	300,000	328,976
EOG Resources, Inc.
2.625%, 03/15/2023
Callable 12/15/2022	600,000	623,142
Exxon Mobil Corp.:
2.709%, 03/06/2025
Callable 12/06/2024	255,000	270,037
3.043%, 03/01/2026
Callable 12/01/2025	400,000	431,719
Kinder Morgan, Inc.
3.150%, 01/15/2023
Callable 12/15/2022	500,000	521,968
Schlumberger Investment SA (b)
3.650%, 12/01/2023
Callable 09/01/2023	500,000	536,472
		4,133,595
Oil, Gas & Consumable Fuels - 0.3%
Kinder Morgan Energy Partners, L.P.
3.950%, 09/01/2022
Callable 06/01/2022	400,000	415,879

Personal Products - 0.7%
The Estee Lauder Cos., Inc.
2.000%, 12/01/2024
Callable 11/01/2024	805,000	838,907

Pharmaceuticals - 3.1%
Abbott Laboratories:
3.400%, 11/30/2023
Callable 09/30/2023	480,000	514,324
3.875%, 09/15/2025
Callable 06/15/2025	255,000	283,013
Bristol-Myers Squibb Co.:
2.750%, 02/15/2023
Callable 01/15/2023	650,000	678,563
3.625%, 05/15/2024
Callable 02/15/2024	250,000	271,487
Johnson & Johnson
0.550%, 09/01/2025
Callable 08/01/2025	735,000	729,137
Merck & Co., Inc.
2.350%, 02/10/2022	650,000	661,913
Pfizer, Inc.
0.800%, 05/28/2025
Callable 04/28/2025	800,000	794,839
		3,933,276
Real Estate Investment Trusts - 0.9%
American Tower Corp.:
2.400%, 03/15/2025
Callable 02/15/2025	400,000	417,241
3.375%, 10/15/2026
Callable 07/15/2026	635,000	686,318
		1,103,559
Road & Rail - 0.7%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	600,000	626,143
Union Pacific Corp.
3.750%, 07/15/2025
Callable 05/15/2025	200,000	219,897
		846,040
Semiconductor Equipment & Products - 0.4%
Intel Corp.
3.700%, 07/29/2025
Callable 04/29/2025	500,000	551,608

Software - 1.3%
Adobe, Inc.
1.900%, 02/01/2025
Callable 01/01/2025	700,000	723,839
Microsoft Corp.:
2.375%, 02/12/2022
Callable 01/12/2022	400,000	406,750
3.125%, 11/03/2025
Callable 08/03/2025	230,000	251,194
Oracle Corp.
2.500%, 04/01/2025
Callable 03/01/2025	300,000	314,922
		1,696,705
Specialty Retail - 0.6%
The Home Depot, Inc.:
2.625%, 06/01/2022
Callable 05/01/2022	290,000	297,343
2.800%, 09/14/2027
Callable 06/14/2027	500,000	534,717
		832,060
TOTAL CORPORATE BONDS
(Cost $36,490,973)		37,424,901

SHORT-TERM INVESTMENT - 1.5%	Shares
Money Market Fund - 1.5%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.03% (c)	1,899,721	1,899,721

TOTAL SHORT-TERM INVESTMENT
(Cost $1,899,721)		1,899,721

Total Investments - 99.9%		128,970,240
(Cost $89,152,134)
Other Assets in Excess of Liabilities - 0.1%		87,780
TOTAL NET ASSETS - 100.0%		$129,058,020

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the Fund at period end.

Fair Value Measurement Summary at March 31, 2021 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2021, the Fund's assets carried at fair value were classified as follows:

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$37,424,901	$–	$37,424,901
Common Stocks	89,645,618	–	–	89,645,618
Short-Term Investment	1,899,721	–	–	1,899,721
Total Investments	$91,545,339	$37,424,901	$–	$128,970,240